UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

SERIES PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Highmore Managed Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS - 45.66% (c)
ACTIVITIES RELATED TO CREDIT INTERMEDIATION - 0.54%
Discover Bank
2.000%, 2/21/2018	$350,000	$350,007
AEROSPACE PRODUCT AND PARTS MANUFACTURING - 1.13%
Lockheed Martin Corporation
1.850%, 11/23/2018	735,000	733,436
AUTOMOBILE DEALERS - 0.16%
AutoNation, Inc.
6.750%, 4/15/2018	100,000	100,938
AUTOMOTIVE EQUIPMENT RENTAL AND LEASING - 1.77%
Ford Motor Credit Company LLC
5.000%, 5/15/2018	487,000	491,021
General Motors Financial Company, Inc.
3.250%, 5/15/2018	300,000	301,076
6.750%, 6/1/2018	350,000	355,463
		1,147,560
BASIC CHEMICAL MANUFACTURING - 1.00%
Airgas, Inc.
1.650%, 2/15/2018	646,000	645,942
BEVERAGE MANUFACTURING - 2.16%
Anheuser-Busch InBev Worldwide, Inc.
2.200%, 8/1/2018	350,000	350,451
The Coca-Cola Company
1.650%, 3/14/2018	350,000	349,945
1.150%, 4/1/2018	350,000	349,599
PepsiCo, Inc.
2.250%, 1/7/2019	350,000	350,639
		1,400,634
CABLE AND OTHER SUBSCRIPTION PROGRAMMING - 1.60%
Comcast Corporation
5.700%, 5/15/2018	350,000	353,769
Rogers Communications, Inc. (a)
6.800%, 8/15/2018	350,000	358,627
Time Warner Cable LLC
6.750%, 7/1/2018	316,000	321,770
		1,034,166
COMMERCIAL AND INDUSTRIAL MACHINERY AND EQUIPMENT RENTAL AND LEASING - 1.03%
International Lease Finance Corporation
3.875%, 4/15/2018	664,000	666,557
COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING - 1.23%
Apple, Inc.
1.300%, 2/23/2018	100,000	99,980
1.000%, 5/3/2018	350,000	349,456
Cisco Systems, Inc.
1.650%, 6/15/2018	350,000	349,958
		799,394
COMPUTER SYSTEMS DESIGN AND RELATED SERVICES - 0.75%
International Business Machines Corporation
1.125%, 2/6/2018	150,000	149,985
1.250%, 2/8/2018	337,000	336,967
		486,952
DAIRY PRODUCT MANUFACTURING - 0.35%
Mondelez International, Inc.
6.125%, 2/1/2018	227,000	227,000
DATA PROCESSING, HOSTING, AND RELATED SERVICES - 0.70%
Fidelity National Information Services, Inc.
2.000%, 4/15/2018	46,000	46,010
2.850%, 10/15/2018	404,000	406,043
		452,053
DEEP SEA, COASTAL, AND GREAT LAKES WATER TRANSPORTATION - 0.67%
Royal Caribbean Cruises Ltd. (a)
7.250%, 3/15/2018	434,000	436,028
DEPOSITORY CREDIT INTERMEDIATION - 2.87%
Bank of America Corporation
5.650%, 5/1/2018	145,000	146,338
Bank of Montreal (a)
1.450%, 4/9/2018	226,000	225,862
Barclays PLC (a)
2.000%, 3/16/2018	200,000	200,091
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC (a)
2.700%, 8/20/2018	100,000	100,285
Cooperatieve Rabobank U.A. of New York (a)
1.700%, 3/19/2018	250,000	250,010
MUFG Union Bank, NA
2.625%, 9/26/2018	300,000	300,932
Royal Bank of Canada (a)
2.200%, 7/27/2018	250,000	250,315
The Toronto-Dominion Bank (a)
1.625%, 3/13/2018	283,000	283,002
Wachovia Corporation
5.750%, 2/1/2018	100,000	100,000
		1,856,835

DIRECT SELLING ESTABLISHMENTS - 0.23%
BP Capital Markets PLC (a)
1.674%, 2/13/2018	150,000	149,998
DRUGS AND DRUGGISTS' SUNDRIES MERCHANT WHOLESALERS - 0.23%
The Procter & Gamble Company
1.600%, 11/15/2018	150,000	149,648
ELECTRIC POWER GENERATION, TRANSMISSION AND DISTRIBUTION - 2.13%
Commonwealth Edison Company
5.800%, 3/15/2018	350,000	351,734
Duke Energy Florida, LLC
5.650%, 6/15/2018	250,000	253,452
Ohio Power Company
6.050%, 5/1/2018	350,000	353,387
PSEG Power LLC
2.450%, 11/15/2018	170,000	170,325
Virginia Electric & Power Company
5.400%, 4/30/2018	250,000	252,244
		1,381,142
ELECTRICAL EQUIPMENT AND COMPONENT MANUFACTURING - 0.76%
Corning, Inc.
1.500%, 5/8/2018	490,000	489,579
ENGINE, TURBINE, AND POWER TRANSMISSION EQUIPMENT MANUFACTURING - 0.94%
General Electric Company
5.625%, 5/1/2018	600,000	605,572
FINANCIAL INVESTMENT ACTIVITIES - 1.74%
Diageo Capital PLC (a)
1.125%, 4/29/2018	925,000	923,433
S&P Global, Inc.
2.500%, 8/15/2018	200,000	200,469
		1,123,902
FRUIT AND VEGETABLE PRESERVING AND SPECIALTY FOOD MANUFACTURING - 1.39%
Kraft Heinz Foods Company
2.000%, 7/2/2018	903,000	902,057
GENERAL PURPOSE MACHINERY MANUFACTURING - 0.55%
Ingersoll-Rand Global Holding Company Ltd.
6.875%, 8/15/2018	350,000	358,779
INSURANCE CARRIERS - 1.59%
Anthem, Inc.
2.300%, 7/15/2018	326,000	326,436
Berkshire Hathaway Finance Corporation
5.400%, 5/15/2018	350,000	353,582
Cigna Corporation
6.350%, 3/15/2018	350,000	351,736
		1,031,754
LESSORS OF REAL ESTATE - 0.23%
American Tower Corporation
3.400%, 2/15/2019	150,000	151,315
MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING - 1.28%
Boston Scientific Corporation
2.650%, 10/1/2018	410,000	411,332
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/2018	417,000	416,963
		828,295
MOTION PICTURE AND VIDEO INDUSTRIES - 0.54%
The Walt Disney Company
1.500%, 9/17/2018	350,000	349,024
NATURAL GAS DISTRIBUTION - 1.03%
Southern California Gas Company
5.450%, 4/15/2018	312,000	314,069
1.550%, 6/15/2018	350,000	349,367
		663,436
NAVIGATIONAL, MEASURING, ELECTROMEDICAL, AND CONTROL INSTRUMENTS MANUFACTURING - 1.54%
Medtronic, Inc.
1.500%, 3/15/2018	350,000	349,933
1.375%, 4/1/2018	150,000	149,895
Northrop Grumman Corporation
1.750%, 6/1/2018	500,000	499,928
		999,756
NEWSPAPER, PERIODICAL, BOOK, AND DIRECTORY PUBLISHERS - 0.56%
21st Century Fox America, Inc.
8.250%, 8/10/2018	350,000	361,238

NONDEPOSITORY CREDIT INTERMEDIATION - 1.97%
American Express Company
7.000%, 3/19/2018	312,000	314,079
Boeing Capital Corporation
2.900%, 8/15/2018	500,000	501,841
Telefonica Emisiones SAU (a)
3.192%, 4/27/2018	458,000	459,235
		1,275,155
OTHER GENERAL MERCHANDISE STORES - 0.54%
Wal-Mart Stores, Inc.
1.125%, 4/11/2018	350,000	349,612
PESTICIDE, FERTILIZER, AND OTHER AGRICULTURAL CHEMICAL MANUFACTURING - 0.55%
E.I. du Pont de Nemours and Company
6.000%, 7/15/2018	350,000	356,301
PETROLEUM AND COAL PRODUCTS MANUFACTURING - 2.28%
Chevron Corporation
1.365%, 3/2/2018	425,000	424,954
Exxon Mobil Corporation
1.439%, 3/1/2018	350,000	349,976
1.305%, 3/6/2018	142,000	141,968
Occidental Petroleum Corporation
1.500%, 2/15/2018	202,000	201,947
Shell International Finance B.V. (a)
1.900%, 8/10/2018	360,000	359,983
		1,478,828
PHARMACEUTICAL AND MEDICINE MANUFACTURING - 1.64%
AbbVie, Inc.
1.800%, 5/14/2018	500,000	499,950
Actavis Funding SCS (a)
2.350%, 3/12/2018	559,000	559,312
		1,059,262
PIPELINE TRANSPORTATION OF NATURAL GAS - 0.39%
Energy Transfer LP
2.500%, 6/15/2018	250,000	250,327
RAIL TRANSPORTATION - 1.06%
Burlington Northern Santa Fe, LLC
5.750%, 3/15/2018	500,000	502,243
Norfolk Southern Corporation
5.750%, 4/1/2018	180,000	181,122
		683,365
RESTAURANTS AND OTHER EATING PLACES - 1.39%
McDonald's Corporation
5.350%, 3/1/2018	200,000	200,502
2.100%, 12/7/2018	350,000	350,011
Starbucks Corporation
2.000%, 12/5/2018	350,000	349,565
		900,078
SECURITIES AND COMMODITY CONTRACTS INTERMEDIATION AND BROKERAGE - 0.54%
The Goldman Sachs Group, Inc.
6.150%, 4/1/2018	350,000	352,405
SOAP, CLEANING COMPOUND, AND TOILET PREPARATION MANUFACTURING - 0.54%
Colgate-Palmolive Company
0.900%, 5/1/2018	350,000	349,409
SOFTWARE PUBLISHERS - 0.54%
Microsoft Corporation
1.300%, 11/3/2018	350,000	348,336
TELECOMMUNICATIONS - 1.29%
AT&T, Inc.
5.500%, 2/1/2018	350,000	350,000
Deutsche Telekom International Finance BV (a)
6.750%, 8/20/2018	195,000	199,928
Vodafone Group PLC (a)
1.500%, 2/19/2018	283,000	282,939
		832,867
TOBACCO MANUFACTURING - 1.37%
Philip Morris International, Inc.
5.650%, 5/16/2018	520,000	525,835
Reynolds American, Inc.
2.300%, 6/12/2018	359,000	359,341
		885,176
TRAVELER ACCOMMODATION - 0.86%
Marriott International, Inc.
6.750%, 5/15/2018	207,000	209,785
Wyndham Worldwide Corporation
2.500%, 3/1/2018	350,000	349,937
		559,722
TOTAL CORPORATE BONDS (Cost $29,595,859)		29,563,840
	Shares
SHORT-TERM INVESTMENTS - 30.12% (b)(c)
The Treasury Portfolio, Institutional Share Class, 1.22%	19,505,742	19,505,742
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,505,742)		19,505,742
TOTAL INVESTMENTS
(Cost $49,101,601) - 75.78%		49,069,582
OTHER ASSETS IN EXCESS OF LIABILITIES - 24.22% (c)		15,682,546
TOTAL NET ASSETS - 100.00%		$64,752,128

PLC	- Public Limited Company
SAU	- Sociedad Anónima Unipersonal
(a)	Foreign Security.
(b)	The rate quoted is the annualized seven-day yield as of January 31, 2018.
(c)	All of the shares have been designated as collateral for written option contracts, forward currency exchange contracts, swap contacts, and open futures contracts.
As of January 31, 2018, the components of accumulated earnings gains (losses) on a tax basis were as follow*:

Total Portfolio
Tax Cost (1)	$48,978,859

Gross unrealized appreciation	700,838
Gross unrealized depreciation	(463,706)
Net unrealized appreciation (depreciation)	$237,132

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

Valuation of Investments

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset values (“NAV”).

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

 Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Swap contracts on index futures prices are determined by using the same methods used to price the underlying index. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

*	Forward currency exchange contracts, swap contracts, and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Fund did not have any Level 3 investments during the period.  It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended January 31, 2018, there were no transfers between levels.

Disclosures about Derivative Instruments and Hedging Activities at January 31, 2018.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of January 31, 2018 are as follows:

* The amounts disclosed represent the Fund’s variation margin for futures contracts.

Highmore Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN
January 31, 2018 (Unaudited)

OPTIONS WRITTEN	Contracts	Notional Amount	Value
Put Options Written
S&P 500 Index
Expiration: February 2018, Exercise Price: $2,745.00	100	$27,450,000	$64,500
Expiration: February 2018, Exercise Price: $2,800.00	100	28,000,000	158,000
TOTAL OPTIONS WRITTEN
(Premiums received $122,742)			$222,500

Highmore Managed Volatility Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
January 31, 2018 (Unaudited)
							Unrealized
Settlement			USD Value at			USD Value at	Appreciation
Date	Currency to be Delivered		January 31, 2018	Currency to be Received		January 31, 2018	(Depreciation)**
3/21/2018	1,181,000	AUD	$951,505	906,831	USD	$906,831	$(44,674)
3/21/2018	777,452	USD	777,452	996,600	AUD	802,938	25,486
3/2/2018	2,336,000	BRL	730,971	718,247	USD	718,247	(12,724)
3/2/2018	390,502	USD	390,502	1,307,400	BRL	409,106	18,604
3/21/2018	147,000	CHF	158,540	149,862	USD	149,862	(8,678)
3/21/2018	216,430	USD	216,430	208,200	CHF	224,543	8,113
3/21/2018	13,659,000	CZK	672,757	635,152	USD	635,152	(37,605)
3/21/2018	349,343	USD	349,343	7,506,600	CZK	369,728	20,385
3/21/2018	189,600	EUR	236,151	225,782	USD	225,782	(10,369)
3/21/2018	569,133	USD	569,133	476,000	EUR	592,868	23,735
3/21/2018	475,000	GBP	675,698	638,425	USD	638,425	(37,273)
3/21/2018	1,059,217	USD	1,059,217	785,000	GBP	1,116,680	57,463
3/21/2018	29,159,600	HUF	116,993	111,716	USD	111,716	(5,277)
3/21/2018	174,937	USD	174,937	46,279,000	HUF	185,679	10,742
3/21/2018	3,716,000	ILS	1,089,058	1,059,619	USD	1,059,619	(29,439)
3/21/2018	646,181	USD	646,181	2,239,600	ILS	656,365	10,184
3/22/2018	45,665,400	JPY	419,470	405,496	USD	405,496	(13,974)
3/22/2018	681,541	USD	681,541	75,548,000	JPY	693,963	12,422
3/21/2018	267,733,000	KRW	250,920	249,819	USD	249,819	(1,101)
3/21/2018	246,271	USD	246,271	267,733,000	KRW	250,920	4,649
3/21/2018	7,324,200	MXN	390,450	368,696	USD	368,696	(21,754)
3/21/2018	604,531	USD	604,531	11,690,000	MXN	623,189	18,658
3/21/2018	1,178,000	NZD	867,678	826,932	USD	826,932	(40,746)
3/21/2018	505,876	USD	505,876	721,800	NZD	531,655	25,779
3/21/2018	378,800	PLN	113,285	107,371	USD	107,371	(5,914)
3/21/2018	167,114	USD	167,114	597,000	PLN	178,541	11,427
3/21/2018	3,655,400	SEK	465,428	440,012	USD	440,012	(25,416)
3/21/2018	774,182	USD	774,182	6,454,000	SEK	821,763	47,581
3/21/2018	866,200	TRY	227,313	221,044	USD	221,044	(6,269)
3/21/2018	391,520	USD	391,520	1,548,000	TRY	406,234	14,714
3/21/2018	195,133	USD	195,133	241,000	CAD	196,045	912
3/22/2018	1,673,000	ZAR	140,188	122,400	USD	122,400	(17,789)
3/22/2018	132,633	USD	132,633	1,673,000	ZAR	140,188	7,555
			$15,388,401			$15,387,809	$(592)

AUD	- Australian Dollar	JPY	- Japanese Yen
BRL	- Brazilian Real	KRW	- South Korean Won
CAD	- Canadian Dollar	MXN	- Mexican Peso
CHF	- Swiss Franc	NZD	- New Zeland Dolllar
CZK	- Czech Koruna	PLN	- Polish Zloty
EUR	- Euro	SEK	- Swedish Krona
GBP	- British Pound	TRY	- Turkish Lira
HUF	- Hungarian Forint	USD	- U.S. Dollar
ILS	- Israeli New Shekel	ZAR	- South African Rand
*	State Street Global Markets is the counterparty for all open forward currency exchange contracts held by the Fund as of January 31, 2018.
**	Net unrealized appreciation (depreciation) is a receivable (payable).

Highmore Managed Volatility Fund
SCHEDULE OF SWAP CONTRACTS
January 31, 2018 (Unaudited)

Termination Date	Security	Pay/Receive Total Return on Reference Entity	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
3/10/2018	Korean Composite Stock Price Index Index Futures Contracts,
	March 2018 Settlement	(a)	(a)	(b)	1	$78,417	$4,867	Morgan Stanley
3/18/2018	The Swiss Market Index Futures Contracts,
	March 2018 Settlement	(a)	(a)	(b)	4	397,873	(3,049)	Morgan Stanley

SHORT TOTAL RETURN SWAP CONTRACTS
2/16/2018	The Sao Paulo Stock Exchange Index (Ibovespa or Bovespa Index) Futures Contracts,
	February 2018 Settlement	(a)	(a)	(b)	(3)	(80,200)	(1,386)	Morgan Stanley
							$432

*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(a)
The Fund’s swap activity is limited to total return swaps whereas the underlying instrument is a futures contract. As such, the Fund pays brokerage commissions and there is no financing rate to pay or receive associated with these instruments.

(b)
The Fund’s swap trading activity is limited to total return swaps on futures contracts. As such, they are not subject to regular payments. Payment is either made at the settlement price when the futures contract expires or when the position is offset (partially or completely). In the case of a partial offset, payment is only made or received for the portion of the position that is offset.

Highmore Managed Volatility Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
January 31, 2018 (Unaudited)

					Unrealized
		Number of Contracts	Notional		Appreciation
Expiration Date	Issue	Purchased (Sold)	Amount	Value	(Depreciation)*
LONG FUTURES CONTRACTS
3/8/2018	10 Year Euro BTP Italian Government Bonds	1	$124,156	$87	$(4,223)
2/14/2018	CBOE Volatility Index (VIX)	200	2,695,000	(100,000)	336,848
3/16/2018	Euro STOXX 50 Index	4	178,784	(149)	(1,309)
3/16/2018	FTSE 100 Index	4	424,081	(4,288)	3,658
3/16/2018	Mexican Stock Exchange Price and Quotation Index (MEX BOLSA)	3	81,853	111	3,243
2/22/2018	SGX Nifty 50 Index	13	287,534	(195)	(1,819)
3/15/2018	SPI 200 Index	1	120,488	423	(325)

SHORT FUTURES CONTRACTS
3/15/2018	10 Year Australian Commonwealth Treasury Bonds	(3)	(241,741)	(1,209)	(491)
3/20/2018	10 Year Canadian Government Bonds	(3)	(243,902)	98	7,261
3/8/2018	10 Year Euro Bund German Government Bonds	(1)	(124,156)	112	2,320
3/8/2018	10 Year Euro OAT French Government Bonds	(3)	(372,467)	186	9,705
3/27/2018	10 Year Gilt British Government Bonds	(5)	(709,925)	1,704	10,486
2/16/2018	The CAC 40 10 Euro Index	(3)	(204,131)	(317)	1,417
2/16/2018	OMX Stockholm 30 Index	(8)	(161,423)	1,142	2,298
				$(102,295)	$369,069

* Net unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Series Portfolios Trust

By (Signature and Title  /s/ John Hedrick
John Hedrick, President

Date  3/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
  John Hedrick, President

Date  3/6/2018

By (Signature and Title)* /s/ David Cox
  David Cox, Treasurer

Date  3/6/2018

* Print the name and title of each signing officer under his or her signature.